Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Internal Revenue Service (“IRS”) has ruled that the Plan and the trust qualify under Sections 401(a) and 401(k) of the Code and are therefore not subject to tax under present income tax law. Once qualified, the Plan is required to operate in accordance with the Code to maintain its qualification. The Company is not aware of any course of action or series of events that have occurred that might adversely affect the Plan’s qualified status. An updated determination letter regarding the Plan was issued by the IRS on August 2, 2017, at which time the IRS stated that the form of the Plan, as then designed, was in compliance with applicable requirements of the Internal Revenue Code. The Plan has been amended since receiving the determination letter. However, the Plan administrator, which consults regularly with outside counsel regarding Plan matters, believes that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Code. Therefore, no provision for income taxes has been included in the Plan’s financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan administrator believes it is no longer subject to income tax examinations for years prior to 2022.